Accounting Changes - Revenue Recognition (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounting Changes
Deferred costs	$ 2,022	$ 2,168
Deferred tax assets	7,370	8,404
Liability for taxes	2,289	3,198
Retained earnings	$ 154,209	162,717
Cumulative Effect, Period of Adoption, Adjustment
Accounting Changes
Retained earnings		$ (66)